Revenue (Schedule of current and long-term balances of contract assets and liabilities) (Details) - CAD ($) $ in Millions	Feb. 29, 2020	Sep. 01, 2019	Aug. 31, 2019
Contract Assets [Abstract]
Current	$ 128	$ 106	$ 106
Long-term	76	52	52
Balance	204		158
Contract Liabilities [Abstract]
Current	203	223	223
Long-term	15	$ 15	15
Balance	$ 218		$ 238